Segments and Geographic Information (Details) - Schedule of sales revenues - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Segment Reporting Information [Line Items]
Total, sales revenues	$ 6,215,718	$ 9,536,987	$ 8,210,595
Total, sales revenues, percentage	100.00%	100.00%	100.00%
Total, direct costs	$ 6,458,162	$ 4,909,704	$ 2,190,768
Total, direct costs, percentage	100.00%	100.00%	100.00%
Total, gross profit (loss)	$ (242,444)	$ 4,627,283	$ 6,019,827
Total, gross profit (loss), percentage	100.00%
NEVs sales [Member]
Segment Reporting Information [Line Items]
Total, sales revenues	$ 5,908,360	$ 1,443,917	$ 398,613
Total, sales revenues, percentage	95.00%	15.00%	5.00%
Total, direct costs	$ 5,748,954	$ 1,400,211	$ 366,523
Total, direct costs, percentage	88.00%	29.00%	17.00%
Total, gross profit (loss)	$ 159,406	$ 43,706	$ 32,090
Total, gross profit (loss), percentage	(66.00%)	1.00%	1.00%
Franchisees service revenues [Member]
Segment Reporting Information [Line Items]
Total, sales revenues	$ 283,763	$ 8,093,070	$ 7,811,982
Total, sales revenues, percentage	5.00%	85.00%	95.00%
Total, direct costs	$ 693,143	$ 3,509,493	$ 1,824,245
Total, direct costs, percentage	11.00%	71.00%	83.00%
Total, gross profit (loss)	$ (409,380)	$ 4,583,577	$ 5,987,737
Total, gross profit (loss), percentage	169.00%	99.00%	99.00%
Other service revenues [Member]
Segment Reporting Information [Line Items]
Total, sales revenues	$ 23,595
Total, sales revenues, percentage
Total, direct costs	$ 16,065
Total, direct costs, percentage	1.00%
Total, gross profit (loss)	$ 7,530
Total, gross profit (loss), percentage	(3.00%)